Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)		$ 481	$ 1,235	$ 347
Adjustments for
Depreciation and amortization		443	403	390
(Reversal of) impairment losses on fixed assets		(10)	17	28
Exchange rate and interest expenses, net	[1]	153	81	173
Share in earnings of equity-accounted investees		(1)	(3)	0
Gain from divestiture of businesses		0	(841)	(54)
Capital gain		(12)	0	0
Share-based compensation		12	19	16
Deferred tax expenses (income)		67	76	(46)
Adjustments for reconcile profit loss		652	(248)	507
Change in inventories		(72)	(115)	57
Change in trade receivables		199	(101)	57
Change in trade payables		(58)	(34)	94
Change in other receivables	[1]	5	(3)	(36)
Change in other payables	[1]	(194)	(48)	(175)
Change in employee benefits		(21)	(66)	(4)
Net change in operating assets and liabilities		(141)	(367)	(7)
Net cash provided by operating activities		992	620	847
Cash flows from investing activities
Investments in deposits, net		(2)	(3)	(65)
Purchases of property, plant and equipment and intangible assets		(576)	(572)	(457)
Proceeds from divestiture of businesses net of transaction expenses		0	902	6
Proceeds from sale of equity-accounted investee		0	0	168
Dividends from equity-accounted investees		3	2	3
Proceeds from sale of property, plant and equipment		50	2	12
Net cash provided by (used in) investing activities		(525)	331	(333)
Cash flows from financing activities
Dividends paid to the company's shareholders		(273)	(241)	(237)
Receipt of long-term debt		657	1,746	966
Repayment of long-term debt		(689)	(2,115)	(1,387)
Short-term credit from banks and others, net		(183)	(283)	147
Other		(2)	(1)	0
Net cash used in financing activities		(490)	(894)	(511)
Cash and cash equivalents as at the beginning of the year		121	83	87
Net change in cash and cash equivalents		(23)	57	3
Net effect of currency translation on cash and cash equivalents		(3)	(24)	(2)
Cash and cash equivalents included as part of assets held for sale		0	5	(5)
Cash and cash equivalents as at the end of the year		95	121	83
Statements of Cash Flows - Additional Information
Income taxes paid, net of refunds		120	56	127
Interest paid		$ 115	$ 103	$ 111

[1]	Immaterial adjustment of comparable data.